Loan Servicing - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transfers and Servicing of Financial Assets [Abstract]
Serviced sold mortgage loans	$ 1,389,000	$ 1,371,000	$ 1,330,000
Serviced sold mortgage loans with recourse	2,500	3,000	4,100
Mortgage loans sold with recourse, reserve	$ 60	$ 300
Mortgage servicing rights, discount rate	12.00%	13.00%
Minimum
Transfers and Servicing of Financial Assets [Abstract]
Mortgage servicing rights, constant prepayment speeds	4.80%	6.50%
Maximum
Transfers and Servicing of Financial Assets [Abstract]
Mortgage servicing rights, constant prepayment speeds	17.80%	17.10%
Mortgages [Member]
Servicing Assets at Fair Value [Line Items]
Servicing Asset at Amortized Cost, Fair Value	$ 10,971	$ 9,692
Bank Servicing [Member]
Transfers and Servicing of Financial Assets [Abstract]
Revenue from Contract with Customer, Including Assessed Tax	14,266	13,162	14,419
Real Estate Loan [Member] | Bank Servicing [Member]
Transfers and Servicing of Financial Assets [Abstract]
Revenue from Contract with Customer, Including Assessed Tax	$ 3,600	$ 3,500	$ 3,400